Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 9,367,222,727	$ 8,872,753,639	$ 5,717,518,496
Argentine Central Bank's Bills and Notes Maturing within 90 Days	0	0	3,324,790,950
Receivables from Repurchase transactions	0	54,329,638	17,187,922
Loans to Financial Institutions	894,642,085	406,848,599	50,359,231
Overnight Placements in Foreign Banks	10,578,443	149,934,737	139,755,592
Mutual Funds	0	0	76,037,501
Time Deposits Maturing within 90 days	0	0	34,146,010
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A.	0	259,181,258	0
Total Cash and Cash Equivalents	$ 10,272,443,255	$ 9,743,047,871	$ 9,359,795,702	$ 11,835,489,124